Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended	12 Months Ended
	Jan. 14, 2016	Jun. 09, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 05, 2015	Dec. 31, 2012
Stockholders Equity Reverse Stock Split		1-for-8 reverse stock split on its issued and outstanding common stock.
Common stock shares issued			9,361,274	9,236,285
Equity incentive plan, number of shares reserved						625,000	299,024
Equity incentive plan, number of shares available for grant			4,064
Equity incentive plan, expiration date			May 05, 2025
Restricted common stock, award vesting period			3 years
Compensation cost on restricted stock awards			$ 1,119	$ 928	$ 341
Unrecognized cost for restricted stock awards			$ 1,058	$ 1,797
Period for recognition for unrecognized compensation cost			11 months 9 days
Receipt Of Nasdaq Notice [Member]
Minimum Bid Price	$ 1
Closing Bid Price Threshold Consecutive Trading Days	30 days
Prior To Reverse Stock Split [Member]
Common stock shares issued		74,890,570